Investments in Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Investments in Securities
11.
Investments in Securities

The cost and fair value of marketable securities are as follows:

	March 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Municipal bonds	$8,023	$—	$(2)	$8,021

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury bills	$55,009	$190	$—	$55,199
Municipal bonds	9,631	38	(351)	9,318
Corporate/government bonds	479	33	—	512
Other bonds	478	34	—	512
	$65,597	$295	$(351)	$65,541

The aggregated unrealized gain (loss) on available-for-sale debt securities in the amounts of $(2) and $(56) have been recognized in accumulated other comprehensive income (loss) in the Company’s condensed consolidated balance sheets (unaudited) as of March 31, 2025 and December 31, 2024, respectively.

11.
Investments in Securities

The cost and fair value of marketable securities are as follows:

	December 31, 2024
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury bills	$55,009	$190	$—	$55,199
Municipal bonds	9,631	38	(351)	9,318
Corporate/government bonds	479	33	—	512
Other bonds	478	34	—	512
	$65,597	$295	$(351)	$65,541

	December 31, 2023
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury bills	$60,801	$131	$—	$60,932
Municipal bonds	9,543	148	(404)	9,287
Corporate/government bonds	477	29	—	506
Other bonds	478	27	—	505
	$71,299	$335	$(404)	$71,230

The aggregated unrealized gain (loss) on available-for-sale debt securities in the amounts of $(56) and $(69) have been recognized in accumulated other comprehensive loss in the Company’s consolidated balance sheets as of December 31, 2024 and December 31, 2023, respectively.